DREYFUS CAPITAL VALUE FUND (A PREMIER FUND)
               [Incorporated as Dreyfus Capital Value Fund, Inc.]
                                200 PARK AVENUE
                              NEW YORK, NY  10166


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

       Rule 24f-2 Notice - DREYFUS CAPITAL VALUE FUND (A PREMIER FUND) Registration Statement No. 2-88822 - CIK #737766

Gentlemen:

    Originally, the Registration Statement of Dreyfus Capital Value Fund (A Premier Fund) [Incorporated as Dreyfus Capital Value Fund, Inc.] was declared effective by the SEC on August 28, 1985. On January 15, 1993, Post-Effective Amendment No. 14 to the Fund's Registration Statement, offering Class A and Class B shares of the Fund, was declared effective by the SEC. This Amendment represented the Fund's election to register an indefinite number of shares of each Class and this Notice represents each Class's Rule 24f-2 filing for the fiscal year ended September 30, 1995.

 The following information is furnished:

 (a) Shares registered under Securities Act of 1933 other than pursuant to
     Section 24(f):

         CLASS A           CLASS B            CLASS C        CLASS R

       18,894,682  shs      None               None           None

 (b) Total number of shares sold during fiscal year ended 9/30/95 subject to registration under Rule 24f-2, and the dollar amount thereof:

         CLASS A           CLASS B            CLASS C        CLASS R

      4,035,732  shs    2,555,150  shs         94 shs         92 shs
      $  44,677,137      $27,962,236          $1,000         $1,000

 (c) Less shares redeemed during fiscal year ended 9/30/95, and the dollar amount thereof:

         CLASS A           CLASS B            CLASS C        CLASS R

     12,382,551  shs    3,400,272  shs        -0- shs        -0- shs
      $ 136,312,597      $36,549,208          $ -0-          $ -0-

     Net sales (redemptions) during fiscal year ended 9/30/95, and the dollar amount thereof [(b) - (c)]:

         CLASS A           CLASS B            CLASS C        CLASS R

     ( 8,346,819) shs  (  845,122) shs         94 shs         92 shs
       $( 91,635,460)    $( 8,586,972)        $1,000         $1,000

     Unsold balance of registered shares:

         CLASS A           CLASS B            CLASS C        CLASS R

     (27,241,501)        (  845,122)            N/A            N/A


                                  CALCULATION OF FEE

Class A - Since the shares redeemed exceed the shares sold, no registration fee is required.

Class B - Since the shares redeemed exceed the shares sold, no registration fee is required.

Class C - $1,000 (net sales dollar amount) @ 1/29 of 1% = $.34.

Class R - $1,000 (net sales dollar amount) @ 1/29 of 1% = $.34.


    Funds in the amount of $.68, representing the TOTAL registration fee for Class C and Class R shares sold, were wired to CIK #909230. An opinion of counsel is attached herewith.


JJP/ems                                            Very truly yours,

cc: Mr. J. deMichaelis, SEC
    Ms. R. McLaughlin, E&Y
                                                   John J. Pyburn
                                                   Assistant Treasurer